CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Aug. 16, 2023	Dec. 31, 2022
Stockholders’ equity
Ordinary shares, par value (in dollars per share)	$ 0.10		$ 0.10
Authorized shares (in shares)	315,000,000	315,000,000		255,000,000
Issued shares (in shares)	264,080,391	264,080,391		229,263,598
Outstanding shares (in shares)	244,926,821	252,582,036